Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2050 Fund
June 30, 2022
Z50-NPRT1-0822
1.9884248.105
Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	395,742	4,167,160
Fidelity Series Commodity Strategy Fund (a)	118,559	572,639
Fidelity Series Large Cap Growth Index Fund (a)	193,962	2,682,492
Fidelity Series Large Cap Stock Fund (a)	179,649	2,940,846
Fidelity Series Large Cap Value Index Fund (a)	417,947	5,633,932
Fidelity Series Small Cap Opportunities Fund (a)	123,968	1,400,835
Fidelity Series Value Discovery Fund (a)	143,862	2,097,505
TOTAL DOMESTIC EQUITY FUNDS (Cost $20,683,754)		19,495,409

International Equity Funds - 42.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	91,825	1,224,952
Fidelity Series Emerging Markets Fund (a)	71,188	586,588
Fidelity Series Emerging Markets Opportunities Fund (a)	322,840	5,281,670
Fidelity Series International Growth Fund (a)	184,143	2,576,156
Fidelity Series International Index Fund (a)	108,619	1,076,418
Fidelity Series International Small Cap Fund (a)	51,850	777,757
Fidelity Series International Value Fund (a)	264,681	2,538,294
Fidelity Series Overseas Fund (a)	246,034	2,571,050
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $17,513,964)		16,632,885

Bond Funds - 7.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	4,589	39,462
Fidelity Series Corporate Bond Fund (a)	31	289
Fidelity Series Emerging Markets Debt Fund (a)	7,357	53,561
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,205	18,302
Fidelity Series Floating Rate High Income Fund (a)	4,626	40,059
Fidelity Series Government Bond Index Fund (a)	44	424
Fidelity Series High Income Fund (a)	14	116
Fidelity Series International Credit Fund (a)	6	47
Fidelity Series Investment Grade Bond Fund (a)	38	391
Fidelity Series Investment Grade Securitized Fund (a)	43	403
Fidelity Series Long-Term Treasury Bond Index Fund (a)	405,722	2,702,106
Fidelity Series Real Estate Income Fund (a)	12,961	134,151
TOTAL BOND FUNDS (Cost $3,000,971)		2,989,311

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $41,198,689)	39,117,605
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	39,117,605

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	664	40,622	53	-	(2)	(1,769)	39,462
Fidelity Series Blue Chip Growth Fund	70,889	4,420,544	5,394	-	(1,579)	(317,300)	4,167,160
Fidelity Series Canada Fund	21,842	1,313,231	13,746	-	(1,167)	(95,208)	1,224,952
Fidelity Series Commodity Strategy Fund	9,922	655,892	15,110	-	(880)	(77,185)	572,639
Fidelity Series Corporate Bond Fund	731	24,783	25,183	26	(46)	4	289
Fidelity Series Emerging Markets Debt Fund	3,360	85,410	32,034	234	(686)	(2,489)	53,561
Fidelity Series Emerging Markets Debt Local Currency Fund	1,099	29,056	11,315	-	(245)	(293)	18,302
Fidelity Series Emerging Markets Fund	9,352	604,052	5,861	-	(1,738)	(19,217)	586,588
Fidelity Series Emerging Markets Opportunities Fund	85,753	5,407,884	7,242	-	(1,413)	(203,312)	5,281,670
Fidelity Series Floating Rate High Income Fund	660	40,736	64	123	(1)	(1,272)	40,059
Fidelity Series Government Bond Index Fund	1,061	39,009	39,895	20	235	14	424
Fidelity Series High Income Fund	4,015	44,956	48,875	70	(117)	137	116
Fidelity Series International Credit Fund	53	-	-	-	-	(6)	47
Fidelity Series International Growth Fund	43,682	2,669,497	19,816	-	(5,817)	(111,390)	2,576,156
Fidelity Series International Index Fund	18,549	1,128,163	11,974	-	(2,413)	(55,907)	1,076,418
Fidelity Series International Small Cap Fund	13,621	824,636	9,371	-	(3,337)	(47,792)	777,757
Fidelity Series International Value Fund	44,101	2,707,121	18,872	-	(2,864)	(191,192)	2,538,294
Fidelity Series Investment Grade Bond Fund	1,119	40,414	41,277	36	126	9	391
Fidelity Series Investment Grade Securitized Fund	757	26,372	26,920	16	185	9	403
Fidelity Series Large Cap Growth Index Fund	44,711	2,787,117	28,437	17,657	(7,281)	(113,618)	2,682,492
Fidelity Series Large Cap Stock Fund	49,830	3,088,179	3,925	-	(404)	(192,834)	2,940,846
Fidelity Series Large Cap Value Index Fund	95,463	5,865,854	12,954	-	(1,500)	(312,931)	5,633,932
Fidelity Series Long-Term Treasury Bond Index Fund	35,558	2,782,471	107,642	4,421	(10,052)	1,771	2,702,106
Fidelity Series Overseas Fund	43,914	2,672,433	4,847	-	(701)	(139,749)	2,571,050
Fidelity Series Real Estate Income Fund	2,320	137,311	583	363	(42)	(4,855)	134,151
Fidelity Series Small Cap Opportunities Fund	23,977	1,482,066	1,640	-	(415)	(103,153)	1,400,835
Fidelity Series Value Discovery Fund	35,271	2,156,703	12,925	-	(2,205)	(79,339)	2,097,505
	662,274	41,074,512	505,955	22,966	(44,359)	(2,068,867)	39,117,605

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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